JPMorgan Managed Income Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 48.1%
Automobiles — 1.0%
Hyundai Capital America
0.88%, 6/14/2024 (a)	8,485	8,252
3.40%, 6/20/2024 (a)	732	722
5.80%, 6/26/2025 (a)	7,113	7,111
6.00%, 7/11/2025 (a)	10,300	10,325
Volkswagen Group of America Finance LLC (Germany) (SOFR + 0.93%), 6.31%, 9/12/2025 (a) (b)	30,187	30,192
		56,602
Banks — 19.1%
Australia & New Zealand Banking Group Ltd. (Australia) 4.83%, 2/3/2025 (a) (c)	13,170	13,092
Banco Santander SA (Spain)
3.89%, 5/24/2024	12,012	11,902
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 5.74%, 6/30/2024 (b)	47,200	47,131
Bank of America Corp.
4.13%, 1/22/2024	9,087	9,066
(SOFR + 0.41%), 5.78%, 6/14/2024 (b)	44,783	44,728
(3-MONTH CME TERM SOFR + 1.23%), 3.46%, 3/15/2025 (b)	14,402	14,290
(SOFR + 1.11%), 3.84%, 4/25/2025 (b)	29,078	28,817
Bank of Montreal (Canada)
2.15%, 3/8/2024	2,400	2,377
(SOFRINDX + 0.95%), 6.32%, 9/25/2025 (b)	14,815	14,821
Bank of Nova Scotia (The) (Canada)
5.45%, 6/12/2025	75,841	75,646
(SOFRINDX + 1.09%), 6.47%, 6/12/2025 (b)	11,700	11,733
4.75%, 2/2/2026	18,495	18,250
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	13,749	13,536
5.90%, 7/13/2026 (a)	18,150	18,264
BNP Paribas SA (France) 3.80%, 1/10/2024 (a)	18,311	18,273
BPCE SA (France)
5.03%, 1/15/2025 (a)	88,081	86,989
(SOFR + 0.96%), 6.33%, 9/25/2025 (a) (b)	7,598	7,606
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	13,588	13,473
Citigroup, Inc.
(SOFR + 0.67%), 0.98%, 5/1/2025 (b)	9,779	9,558
(SOFR + 1.37%), 4.14%, 5/24/2025 (b)	4,800	4,756
(SOFR + 1.37%), 6.70%, 5/24/2025 (b)	12,631	12,663
Citizens Bank NA (SOFR + 1.02%), 5.28%, 1/26/2026 (b)	44,492	42,452
Credit Agricole SA (France) 5.57%, 2/28/2025 (a)	50,273	50,016
Federation des Caisses Desjardins du Quebec (Canada)
(SOFR + 0.43%), 5.76%, 5/21/2024 (a) (b)	25,463	25,439
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b)	80,896	80,151
HSBC Holdings plc (United Kingdom) (SOFR + 0.71%), 0.98%, 5/24/2025 (b)	15,469	15,071
KeyBank NA (SOFRINDX + 0.32%), 5.70%, 6/14/2024 (b)	52,268	51,489
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (b)	28,136	27,770
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	27,190	26,331

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (b)	38,461	38,200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.72%, 2/20/2026 (b)	10,407	10,402
Mizuho Financial Group, Inc. (Japan) (3-MONTH CME TERM SOFR + 1.24%), 2.84%, 7/16/2025 (b)	3,241	3,178
Morgan Stanley Bank NA 5.48%, 7/16/2025	16,850	16,887
National Bank of Canada (Canada)
5.25%, 1/17/2025	66,129	65,844
(SOFR + 1.01%), 3.75%, 6/9/2025 (b)	19,745	19,493
NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024 (a)	6,592	6,371
Royal Bank of Canada (Canada) (SOFRINDX + 0.44%), 5.79%, 1/21/2025 (b)	19,252	19,244
Societe Generale SA (France) 3.88%, 3/28/2024 (a)	16,721	16,608
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.21%, 3/23/2025 (a) (b)	5,998	5,897
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.46%, 1/13/2026	11,188	11,179
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.44%), 5.82%, 9/16/2024 (a) (b)	25,847	25,821
5.65%, 3/9/2026 (a)	8,335	8,368
Svenska Handelsbanken AB (Sweden) 5.25%, 6/15/2026 (a)	17,683	17,659
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.36%), 5.74%, 3/4/2024 (b)	33,190	33,161
Wells Fargo & Co. 3.75%, 1/24/2024	8,077	8,053
Wells Fargo Bank NA 5.55%, 8/1/2025	29,418	29,507
		1,131,562
Beverages — 0.1%
PepsiCo, Inc. (SOFRINDX + 0.40%), 5.74%, 11/12/2024 (b)	6,640	6,645
Biotechnology — 0.4%
Amgen, Inc.
3.63%, 5/22/2024	5,993	5,933
5.25%, 3/2/2025	19,803	19,728
		25,661
Capital Markets — 5.0%
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	4,122	4,100
(SOFR + 1.39%), 6.77%, 3/15/2024 (b)	1,849	1,853
3.85%, 7/8/2024	3,134	3,097
(SOFR + 0.51%), 5.89%, 9/10/2024 (b)	30,516	30,429
(SOFR + 0.73%), 1.76%, 1/24/2025 (b)	27,474	27,291
(SOFR + 1.07%), 6.40%, 8/10/2026 (b)	16,354	16,306
Mizuho Markets Cayman LP (Japan) 5.83%, 1/17/2024 (a)	33,000	32,998
Morgan Stanley
(SOFR + 0.46%), 5.79%, 1/25/2024 (b)	2,240	2,240
(SOFR + 0.51%), 0.79%, 1/22/2025 (b)	24,109	23,900
(SOFR + 1.16%), 3.62%, 4/17/2025 (b)	5,575	5,523
(SOFR + 0.53%), 0.79%, 5/30/2025 (b)	8,371	8,135
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	2,793	2,735
(SOFR + 0.56%), 1.16%, 10/21/2025 (b)	4,823	4,604
State Street Corp. (SOFR + 0.94%), 2.35%, 11/1/2025 (b)	16,495	15,971

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
UBS AG (Switzerland)
(SOFR + 0.36%), 5.70%, 2/9/2024 (a) (b)	18,116	18,113
(SOFR + 0.45%), 5.79%, 8/9/2024 (a) (b)	25,479	25,447
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 4.49%, 8/5/2025 (a) (b)	75,273	74,356
		297,098
Consumer Finance — 4.0%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	39,891	38,276
Series 3NC1, 1.75%, 10/29/2024	6,280	6,035
American Express Co. (SOFR + 0.93%), 6.32%, 3/4/2025 (b)	7,097	7,106
American Honda Finance Corp.
(SOFRINDX + 0.62%), 5.96%, 6/7/2024 (b)	14,460	14,469
(SOFRINDX + 0.70%), 6.03%, 11/22/2024 (b)	8,911	8,926
(SOFRINDX + 0.78%), 6.13%, 4/23/2025 (b)	3,600	3,608
5.00%, 5/23/2025	31,600	31,473
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	11,603	11,526
3.95%, 7/1/2024 (a)	2,746	2,699
Capital One Financial Corp.
3.90%, 1/29/2024	3,227	3,216
(SOFR + 0.69%), 6.07%, 12/6/2024 (b)	17,675	17,673
Caterpillar Financial Services Corp. (SOFR + 0.45%), 5.78%, 11/14/2024 (b)	28,664	28,755
Toyota Motor Credit Corp.
(SOFR + 0.52%), 5.84%, 8/22/2024 (b)	22,303	22,319
(SOFR + 0.55%), 5.88%, 10/16/2024 (b)	42,032	42,050
		238,131
Consumer Staples Distribution & Retail — 0.9%
7-Eleven, Inc. 0.80%, 2/10/2024 (a)	36,944	36,581
Dollar General Corp. 4.25%, 9/20/2024	17,186	16,949
		53,530
Diversified REITs — 0.1%
WP Carey, Inc. 4.60%, 4/1/2024	4,136	4,107
Diversified Telecommunication Services — 0.4%
Bell Canada (The) (Canada) Series US-3, 0.75%, 3/17/2024 (c)	8,690	8,566
British Telecommunications plc (United Kingdom) 4.50%, 12/4/2023	15,796	15,796
		24,362
Electric Utilities — 2.0%
Duke Energy Corp. 3.75%, 4/15/2024	15,649	15,546
Entergy Louisiana LLC 0.95%, 10/1/2024	17,858	17,218
Eversource Energy
4.20%, 6/27/2024	15,896	15,744
Series L, 2.90%, 10/1/2024	18,435	17,977
Georgia Power Co. (SOFRINDX + 0.75%), 6.09%, 5/8/2025 (b)	21,224	21,253

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	24,616	24,631
Tucson Electric Power Co. 3.05%, 3/15/2025	3,177	3,076
		115,445
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.30%, 3/28/2024	1,128	1,119
Financial Services — 1.5%
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a)	29,092	28,656
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	4,656	4,595
Fiserv, Inc. 2.75%, 7/1/2024	34,436	33,827
LSEGA Financing plc (United Kingdom) 0.65%, 4/6/2024 (a) (c)	4,058	3,980
National Rural Utilities Cooperative Finance Corp. (SOFR + 0.70%), 6.04%, 5/7/2025 (b)	17,453	17,466
		88,524
Food Products — 0.1%
General Mills, Inc. 3.65%, 2/15/2024	7,844	7,809
Gas Utilities — 0.2%
ONE Gas, Inc. 3.61%, 2/1/2024	8,040	8,010
Ground Transportation — 0.1%
Penske Truck Leasing Co. LP
3.90%, 2/1/2024 (a)	6,022	5,997
3.45%, 7/1/2024 (a)	1,347	1,327
		7,324
Health Care Providers & Services — 0.7%
Cardinal Health, Inc.
3.08%, 6/15/2024	3,464	3,412
3.50%, 11/15/2024	18,300	17,917
Cigna Group (The) 3.50%, 6/15/2024	6,660	6,580
Elevance Health, Inc. 3.50%, 8/15/2024	12,704	12,500
		40,409
Health Care REITs — 0.2%
Welltower OP LLC 3.63%, 3/15/2024	13,835	13,737
Insurance — 5.2%
Athene Global Funding
0.95%, 1/8/2024 (a)	16,109	16,026
1.00%, 4/16/2024 (a)	16,353	16,035
(SOFRINDX + 0.70%), 6.02%, 5/24/2024 (a) (b)	9,146	9,127
Brighthouse Financial Global Funding
1.20%, 12/15/2023 (a)	6,570	6,560
(SOFR + 0.76%), 6.12%, 4/12/2024 (a) (b)	9,930	9,902
Corebridge Global Funding
0.45%, 12/8/2023 (a)	1,267	1,266
(SOFR + 0.38%), 5.76%, 12/15/2023 (a) (b)	21,600	21,599
5.75%, 7/2/2026 (a)	9,329	9,318
(SOFR + 1.30%), 6.67%, 9/25/2026 (a) (b)	17,933	17,938
Equitable Financial Life Global Funding 0.80%, 8/12/2024 (a)	3,254	3,140

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
F&G Global Funding 0.90%, 9/20/2024 (a)	1,501	1,434
Jackson National Life Global Funding
2.65%, 6/21/2024 (a)	7,776	7,626
(SOFR + 1.15%), 6.52%, 6/28/2024 (a) (b)	46,670	46,744
1.75%, 1/12/2025 (a)	4,980	4,727
MassMutual Global Funding II (SOFR + 0.98%), 6.34%, 7/10/2026 (a) (b)	35,006	35,094
Pacific Life Global Funding II (SOFRINDX + 1.05%), 6.39%, 7/28/2026 (a) (b)	25,542	25,551
Principal Life Global Funding II (SOFR + 0.90%), 6.22%, 8/28/2025 (a) (b)	30,547	30,589
Reliance Standard Life Global Funding II 5.24%, 2/2/2026 (a)	46,768	45,907
		308,583
Machinery — 1.0%
Daimler Truck Finance North America LLC (Germany)
(SOFR + 1.00%), 6.36%, 4/5/2024 (a) (b)	32,163	32,198
5.20%, 1/17/2025 (a)	3,225	3,209
Parker-Hannifin Corp.
2.70%, 6/14/2024	3,934	3,869
3.65%, 6/15/2024	19,282	19,050
		58,326
Media — 0.5%
Fox Corp. 4.03%, 1/25/2024	23,083	23,010
Omnicom Group, Inc. 3.65%, 11/1/2024	5,226	5,126
		28,136
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 4.63%, 4/29/2024 (a)	7,716	7,669
Multi-Utilities — 0.9%
Berkshire Hathaway Energy Co. 3.50%, 2/1/2025	6,772	6,619
DTE Energy Co. 4.22%, 11/1/2024 (d)	29,400	28,944
WEC Energy Group, Inc. 0.80%, 3/15/2024	18,889	18,608
		54,171
Oil, Gas & Consumable Fuels — 1.3%
Energy Transfer LP 4.25%, 4/1/2024	2,515	2,501
Marathon Petroleum Corp. 3.63%, 9/15/2024	11,656	11,452
ONEOK, Inc. 2.75%, 9/1/2024	15,643	15,283
Spectra Energy Partners LP 4.75%, 3/15/2024	5,718	5,700
TransCanada PipeLines Ltd. (Canada) 1.00%, 10/12/2024	11,274	10,815
Williams Cos., Inc. (The)
4.30%, 3/4/2024	17,674	17,599
4.55%, 6/24/2024	15,674	15,559
		78,909
Retail REITs — 0.5%
Realty Income Corp. 4.60%, 2/6/2024	26,791	26,719

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.9%
Microchip Technology, Inc. 0.97%, 2/15/2024	21,437	21,223
NXP BV (China) 4.88%, 3/1/2024	28,931	28,809
		50,032
Software — 0.1%
Oracle Corp. 3.40%, 7/8/2024	2,264	2,230
Roper Technologies, Inc. 2.35%, 9/15/2024	4,923	4,791
		7,021
Specialized REITs — 0.3%
Public Storage Operating Co. (SOFRINDX + 0.60%), 5.95%, 7/25/2025 (b)	17,323	17,323
Technology Hardware, Storage & Peripherals — 0.9%
Dell International LLC 4.00%, 7/15/2024	16,724	16,532
Hewlett Packard Enterprise Co.
1.45%, 4/1/2024	8,212	8,092
5.90%, 10/1/2024	26,826	26,822
		51,446
Tobacco — 0.5%
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	6,612	6,487
2.79%, 9/6/2024	25,207	24,624
		31,111
Trading Companies & Distributors — 0.1%
Air Lease Corp. 0.70%, 2/15/2024	7,011	6,934
Total Corporate Bonds (Cost $2,853,575)		2,846,455
Asset-Backed Securities — 6.4%
Ally Auto Receivables Trust Series 2022-3, Class A3, 5.07%, 4/15/2027	28,240	28,058
Bank of America Auto Trust Series 2023-2A, Class A2, 5.85%, 8/17/2026 (a)	16,610	16,661
BMW Vehicle Owner Trust Series 2023-A, Class A2A, 5.72%, 4/27/2026	12,156	12,161
Capital One Prime Auto Receivables Trust Series 2021-1, Class A3, 0.77%, 9/15/2026	2,987	2,877
CarMax Auto Owner Trust Series 2022-2, Class A2A, 2.81%, 5/15/2025	666	665
Carvana Auto Receivables Trust Series 2022-P1, Class A2, 2.57%, 5/12/2025	13	13
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	13,984	14,041
Dell Equipment Finance Trust Series 2023-3, Class A2, 6.10%, 4/23/2029 (a)	10,003	10,028
DLLAA LLC Series 2023-1A, Class A2, 5.93%, 7/20/2026 (a)	22,548	22,580
Ford Credit Auto Lease Trust Series 2023-A, Class A2A, 5.19%, 6/15/2025	3,057	3,052
GM Financial Automobile Leasing Trust Series 2023-1, Class A2A, 5.27%, 6/20/2025	4,952	4,940
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 9/16/2026	10,828	10,832
Series 2022-1, Class A3, 1.26%, 11/16/2026	31,836	30,795
Honda Auto Receivables Owner Trust
Series 2023-1, Class A2, 5.22%, 10/21/2025	20,993	20,939
Series 2021-4, Class A3, 0.88%, 1/21/2026	8,206	7,942
Hyundai Auto Lease Securitization Trust Series 2023-A, Class A2A, 5.20%, 4/15/2025 (a)	8,351	8,328

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Hyundai Auto Receivables Trust
Series 2022-B, Class A2A, 3.64%, 5/15/2025	8,903	8,871
Series 2021-C, Class A3, 0.74%, 5/15/2026	3,322	3,222
Series 2023-B, Class A2A, 5.77%, 5/15/2026	19,710	19,716
John Deere Owner Trust Series 2023-B, Class A2, 5.59%, 6/15/2026	21,454	21,438
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A2, 5.09%, 1/15/2026	8,221	8,199
Nissan Auto Receivables Owner Trust Series 2022-B, Class A2, 4.50%, 8/15/2025	5,927	5,906
Porsche Financial Auto Securitization Trust
Series 2023-2A, Class A2A, 5.88%, 11/23/2026 (a)	10,473	10,504
Series 2023-1A, Class A2, 5.42%, 12/22/2026 (a)	12,009	11,987
Santander Drive Auto Receivables Trust Series 2023-1, Class A2, 5.36%, 5/15/2026	2,394	2,391
Santander Retail Auto Lease Trust Series 2022-B, Class A2, 2.84%, 5/20/2025 (a)	4,200	4,187
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.56%, 11/25/2031 (a)	6,052	5,956
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/2025	2,934	2,864
Series 2023-A, Class A2, 5.05%, 1/15/2026	8,464	8,442
Series 2023-C, Class A2A, 5.60%, 8/17/2026	11,101	11,096
Series 2022-B, Class A3, 2.93%, 9/15/2026	4,829	4,714
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A2A, 5.50%, 12/21/2026	21,487	21,464
Series 2023-2, Class A2A, 5.72%, 3/22/2027	25,433	25,501
Westlake Automobile Receivables Trust Series 2021-3A, Class A3, 0.95%, 6/16/2025 (a)	3,913	3,906
Total Asset-Backed Securities (Cost $373,922)		374,276
U.S. Treasury Obligations — 3.2%
U.S. Treasury Notes 0.38%, 7/15/2024 (Cost $191,555)	196,600	190,733
Foreign Government Securities — 0.3%
Province of Ontario 3.05%, 1/29/2024 (Cost $19,229)	19,286	19,211
U.S. Government Agency Securities — 0.3%
FHLB DN, 5.00%, 2/6/2024 (e) (Cost $16,651)	16,800	16,637
Short-Term Investments — 41.4%
Certificates of Deposits — 18.1%
Bank of Montreal (Canada) , 5.85%, 7/12/2024	12,182	12,197
Barclays Bank plc (United Kingdom)
5.72%, 12/7/2023	20,614	20,614
6.00%, 8/8/2024	80,000	80,112
BNP Paribas SA (France)
5.32%, 2/6/2024	36,357	36,333
5.95%, 9/12/2024	38,348	38,423
Canadian Imperial Bank of Commerce (Canada)
5.60%, 3/7/2024	51,319	51,299
6.01%, 6/28/2024	31,173	31,222

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Certificates of Deposits — continued
Citibank NA
5.80%, 3/5/2024	25,232	25,240
5.84%, 4/30/2024	33,737	33,759
Cooperatieve Rabobank UA (Netherlands)
5.12%, 2/2/2024	73,500	73,438
5.41%, 2/20/2024	15,842	15,839
5.95%, 7/2/2024	12,176	12,202
5.95%, 9/12/2024	31,539	31,608
Credit Agricole Corporate and Investment Bank (France) , 5.30%, 1/11/2024	52,060	52,041
Kookmin Bank (South Korea)
(SOFR + 0.73%), 6.06%, 1/22/2024 (b)	35,392	35,419
(SOFR + 0.73%), 6.06%, 1/26/2024 (b)	1,342	1,343
(SOFR + 0.70%), 6.03%, 2/12/2024 (b)	30,635	30,665
Lloyds Bank Corporate Markets plc (United Kingdom)
5.31%, 1/18/2024	40,383	40,360
5.41%, 2/6/2024	9,650	9,644
National Australia Bank Ltd. (Australia) (SOFR + 0.52%), 5.85%, 10/16/2024 (b)	50,321	50,361
Nordea Bank Abp (Finland) , 5.17%, 1/31/2024	60,000	59,950
Norinchukin Bank (The) (Japan) , 5.71%, 1/17/2024	30,901	30,908
Standard Chartered Bank (United Kingdom)
5.44%, 1/12/2024	17,552	17,549
6.07%, 7/24/2024	26,686	26,740
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.70%), 6.03%, 6/6/2024 (b)	51,742	51,825
(SOFR + 0.70%), 6.03%, 7/12/2024 (b)	16,304	16,327
(SOFR + 0.72%), 6.05%, 8/7/2024 (b)	8,206	8,219
Svenska Handelsbanken AB (Sweden) , 5.72%, 3/1/2024	52,396	52,409
Toronto-Dominion Bank (The) (Canada)
6.00%, 9/9/2024	33,500	33,592
6.00%, 9/20/2024	3,418	3,428
Wells Fargo Bank NA (SOFR + 0.60%), 5.93%, 8/2/2024 (b)	61,140	61,210
Westpac Banking Corp. (Australia)
5.18%, 2/1/2024	26,592	26,574
5.78%, 4/12/2024	1,700	1,701
Total Certificates of Deposit (Cost $1,071,939)		1,072,551
Commercial Paper — 19.9%
3M Co. 5.50%, 2/5/2024 (e)	20,368	20,166
American Electric Power Co., Inc. 5.90%, 1/22/2024 (e)	24,310	24,109
AT&T, Inc.
5.68%, 12/20/2023 (e)	33,476	33,376
5.93%, 2/21/2024 (e)	8,400	8,292
Banco Santander SA (Spain) 5.63%, 2/22/2024 (e)	47,660	47,050
Bank of Montreal (Canada)
5.47%, 1/4/2024 (e)	12,937	12,869
(SOFR + 0.55%), 5.88%, 11/5/2024 (b)	38,900	38,906
BNP Paribas SA (France) 5.81%, 8/2/2024	10,788	10,387

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
Brighthouse Financial Short Term Funding LLC 5.94%, 5/29/2024 (e)	31,679	30,795
Canadian National Railway Co. (Canada) 5.84%, 3/4/2024 (e)	11,688	11,519
Citigroup Global Markets, Inc. 6.01%, 9/19/2024 (e)	14,073	13,450
Commonwealth Bank of Australia (Australia)
5.93%, 7/22/2024 (e)	37,436	36,130
5.91%, 9/16/2024 (e)	61,925	59,290
CRH America Finance, Inc. 5.76%, 2/13/2024 (e)	16,325	16,133
Duke Energy Corp. 5.90%, 2/22/2024 (e)	16,489	16,271
ERP Operating Ltd. 5.79%, 12/11/2023 (e)	3,900	3,894
General Motors Financial Co., Inc. 0.00%, 5/28/2024 (e)	21,492	20,872
Glencore Funding LLC (Australia) 6.01%, 2/20/2024 (e)	38,566	38,064
HSBC USA, Inc.
6.06%, 12/7/2023 (e)	11,233	11,221
6.07%, 12/8/2023 (e)	9,000	8,989
6.50%, 8/1/2024 (e)	20,087	19,302
6.51%, 9/27/2024 (e)	7,400	7,040
6.25%, 11/27/2024 (e)	24,000	22,594
ING US Funding LLC (Netherlands)
5.89%, 6/14/2024 (e)	23,797	23,091
5.91%, 7/19/2024 (e)	20,910	20,186
KEB Hana Bank (South Korea) 5.80%, 2/1/2024 (e)	14,000	13,867
L3Harris Technologies, Inc.
5.84%, 1/25/2024 (e)	18,314	18,154
6.32%, 8/27/2024 (e)	9,401	9,000
LVMH Moet Hennessy Louis Vuitton SE (France) 5.85%, 4/5/2024 (e)	24,015	23,561
LVMH Moet Hennessy Louis Vuitton, Inc. (France) 5.88%, 9/17/2024 (e)	18,602	17,808
Macquarie Bank Ltd. (Australia) 5.77%, 11/20/2024 (a)	6,000	5,681
Mizuho Bank Ltd. (Japan) 5.78%, 1/25/2024 (e)	25,000	24,790
National Bank of Canada (Canada) 5.79%, 4/16/2024 (e)	31,500	30,838
NatWest Markets plc (United Kingdom)
5.63%, 2/6/2024 (a) (e)	43,472	43,015
6.00%, 7/22/2024 (a)	10,738	10,346
NextEra Energy Capital Holdings Inc. 5.88%, 2/20/2024 (a)	18,625	18,385
Nordea Bank Abp (Finland)
5.79%, 4/4/2024 (a)	7,451	7,311
5.79%, 4/11/2024 (e)	21,700	21,268
Royal Bank of Canada (Canada)
5.53%, 12/8/2023 (e)	9,800	9,788
5.94%, 9/16/2024 (e)	8,100	7,748
Skandinaviska Enskilda Banken AB (Sweden)
5.79%, 4/1/2024 (e)	26,197	25,709
6.00%, 7/10/2024 (e)	40,421	39,063
Societe Generale SA (France)
5.46%, 2/9/2024 (e)	2,176	2,153
5.46%, 2/12/2024 (e)	21,273	21,034
Standard Chartered Bank (United Kingdom)
5.58%, 2/21/2024 (e)	31,894	31,497

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
6.05%, 8/13/2024 (e)	5,427	5,218
Svenska Handelsbanken AB (Sweden)
5.33%, 1/9/2024 (e)	57,612	57,274
6.00%, 8/22/2024 (e)	9,038	8,679
Telstra Group Ltd. (Australia)
5.86%, 2/28/2024 (e)	15,000	14,786
6.14%, 9/6/2024 (e)	7,750	7,409
Toronto-Dominion Bank (The) (Canada) 5.98%, 8/23/2024 (e)	54,683	52,526
TransCanada PipeLines Ltd. (Canada) 5.87%, 12/20/2023 (a)	13,345	13,304
VW Credit, Inc. (Germany)
5.86%, 2/8/2024 (e)	1,718	1,699
6.02%, 5/24/2024 (e)	10,000	9,720
5.98%, 5/29/2024 (e)	2,000	1,942
Westpac Banking Corp. (Australia)
5.11%, 1/26/2024 (e)	20,450	20,280
5.93%, 9/6/2024 (e)	16,106	15,432
5.91%, 9/13/2024 (e)	30,500	29,193
(SOFR + 0.55%), 5.88%, 11/1/2024 (a) (b)	2,300	2,301
Total Commercial Paper (Cost $1,174,068)		1,174,775
	SHARES (000)
Investment Companies — 2.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (f) (g) (Cost $171,120)	171,076	171,179
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (f) (g)	149	149
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (f) (g)	899	899
Total Investment of Cash Collateral from Securities Loaned (Cost $1,048)		1,048
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 0.5%
Wells Fargo Securities LLC, 5.90%, dated 11/30/2023, due 12/14/2023, repurchase price $30,069, collateralized by Asset-Backed Securities, 0.00% - 13.00%, due 3/15/2024 - 4/17/2054, with the value of $33,465. (Cost $30,000)	30,000	30,000
Total Short-Term Investments (Cost $2,448,175)		2,449,553
Total Investments — 99.7% (Cost $5,903,107)		5,896,865
Other Assets Less Liabilities — 0.3%		17,439
NET ASSETS — 100.0%		5,914,304

Percentages indicated are based on net assets.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Abbreviations
CME	Chicago Mercantile Exchange
DN	Discount Notes
FHLB	Federal Home Loan Bank
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(c)	The security or a portion of this security is on loan at November 30, 2023. The total value of securities on loan at November 30, 2023 is $1,017.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(e)	The rate shown is the effective yield as of November 30, 2023.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2023.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$374,276	$—	$374,276
Corporate Bonds	—	2,846,455	—	2,846,455
Foreign Government Securities	—	19,211	—	19,211
U.S. Government Agency Securities	—	16,637	—	16,637
U.S. Treasury Obligations	—	190,733	—	190,733
Short-Term Investments
Certificates of Deposits	—	1,072,551	—	1,072,551
Commercial Paper	—	1,174,775	—	1,174,775
Investment Companies	171,179	—	—	171,179
Investment of Cash Collateral from Securities Loaned	1,048	—	—	1,048
Repurchase Agreements	—	30,000	—	30,000
Total Short-Term Investments	172,227	2,277,326	—	2,449,553
Total Investments in Securities	$172,227	$5,724,638	$—	$5,896,865
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (a) (b)	$400,990	$7,221,201	$7,450,708	$(310)	$6	$171,179	171,076	$13,460	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	249	10,000	10,100	— (c)	—	149	149	44	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	1,086	24,727	24,914	—	—	899	899	36	—
Total	$402,325	$7,255,928	$7,485,722	$(310)	$6	$172,227		$13,540	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
(c)	Amount rounds to less than one thousand.